Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 17,773,202	$ 15,108,073
Patent costs	423,747	382,812
Accrued Vacation	12,832	11,516
Research and development credit	5,241,066	4,314,813
Stock-based compensation	2,025,742	1,903,104
Other	10,200	8,495
Gross deferred tax assets	25,486,789	21,728,813
Valuation allowance	(25,486,789)	(21,728,813)
Net deferred tax assets